Investment Objectives and Goals - BNY Mellon California AMT-Free Municipal Bond Fund, Inc.	May 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income, exempt from federal and California state income taxes, as is consistent with the preservation of capital.